SEGMENT REPORTING (Segment Results of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment revenues
Management fees	$ 600,914,000	$ 539,646,000	$ 479,661,000
Incentive income	460,704,000	492,995,000	277,753,000
Segment revenues - total	1,061,618,000	1,032,641,000	757,414,000
Fund management distributable earnings (loss) before Principal Performance Payments	369,307,000	438,083,000	296,955,000
Fund management distributable earnings (loss)	340,349,000	403,471,000	276,803,000
Pre-tax distributable earnings (loss)	446,058,000	434,386,000	277,511,000
Total segment assets	2,526,758,000	2,701,377,000
Cash	382,200,000
Deferred tax asset, net	417,623,000	354,526,000
Private Equity Funds [Member]
Segment revenues
Management fees	136,110,000	134,176,000	118,990,000
Incentive income	2,854,000	13,211,000	10,993,000
Segment revenues - total	138,964,000	147,387,000	129,983,000
Fund management distributable earnings (loss) before Principal Performance Payments	88,081,000	95,547,000	87,952,000
Fund management distributable earnings (loss)	88,081,000	95,547,000	87,952,000
Pre-tax distributable earnings (loss)	183,078,000	109,089,000	88,962,000
Total segment assets	763,115,000	950,195,000
Permanent Capital Vehicle [Member]
Segment revenues
Management fees	69,360,000	61,200,000	56,757,000
Incentive income	65,448,000	18,101,000	242,000
Segment revenues - total	134,808,000	79,301,000	56,999,000
Fund management distributable earnings (loss) before Principal Performance Payments	44,577,000	32,235,000	27,306,000
Fund management distributable earnings (loss)	38,990,000	29,834,000	26,246,000
Pre-tax distributable earnings (loss)	40,976,000	31,319,000	27,310,000
Total segment assets	173,627,000	160,877,000
Liquid Hedge Funds [Member]
Segment revenues
Management fees	137,908,000	110,622,000	77,531,000
Incentive income	16,067,000	150,700,000	67,645,000
Segment revenues - total	153,975,000	261,322,000	145,176,000
Fund management distributable earnings (loss) before Principal Performance Payments	25,443,000	125,482,000	50,316,000
Fund management distributable earnings (loss)	23,851,000	112,934,000	45,284,000
Pre-tax distributable earnings (loss)	22,371,000	116,488,000	48,533,000
Total segment assets	235,409,000	316,173,000
Credit Hedge Funds [Member]
Segment revenues
Management fees	113,825,000	101,890,000	101,194,000
Incentive income	121,768,000	190,846,000	130,305,000
Segment revenues - total	235,593,000	292,736,000	231,499,000
Fund management distributable earnings (loss) before Principal Performance Payments	106,346,000	139,339,000	105,999,000
Fund management distributable earnings (loss)	87,244,000	120,863,000	92,523,000
Pre-tax distributable earnings (loss)	85,988,000	127,450,000	97,525,000
Total segment assets	143,428,000	185,677,000
Credit PE Funds [Member]
Segment revenues
Management fees	96,715,000	95,925,000	98,393,000
Incentive income	254,461,000	120,137,000	68,568,000
Segment revenues - total	351,176,000	216,062,000	166,961,000
Fund management distributable earnings (loss) before Principal Performance Payments	111,442,000	57,299,000	34,599,000
Fund management distributable earnings (loss)	108,765,000	56,112,000	34,015,000
Pre-tax distributable earnings (loss)	121,669,000	63,766,000	38,394,000
Total segment assets	277,907,000	245,655,000
Logan Circle [Member]
Segment revenues
Management fees	46,996,000	35,833,000	26,796,000
Incentive income	106,000	0	0
Segment revenues - total	47,102,000	35,833,000	26,796,000
Fund management distributable earnings (loss) before Principal Performance Payments	(6,582,000)	(11,819,000)	(9,793,000)
Fund management distributable earnings (loss)	(6,582,000)	(11,819,000)	(9,793,000)
Pre-tax distributable earnings (loss)	(5,267,000)	(8,542,000)	(9,793,000)
Total segment assets	63,413,000	59,783,000
Unallocated [Member]
Segment revenues
Management fees	0	0	0
Incentive income	0	0	0
Segment revenues - total	0	0	0
Fund management distributable earnings (loss) before Principal Performance Payments	0	0	576,000
Fund management distributable earnings (loss)	0	0	576,000
Pre-tax distributable earnings (loss)	(2,757,000)	(5,184,000)	(13,420,000)
Total segment assets	$ 869,859,000	$ 783,017,000